Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000153405
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	IOFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.11%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.11%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 303,588,432
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,823,689
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$303,588,432
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$1,823,689
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

C000153406
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	IOFCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	2.86%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.86%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 303,588,432
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,823,689
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$303,588,432
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$1,823,689
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

C000153407
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	IOFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.86%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.86%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 303,588,432
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,823,689
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$303,588,432
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$1,823,689
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

C000215731
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class A Shares
Trading Symbol	LYFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.65%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%
AssetsNet	$ 82,912,827
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 392,050
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,912,827
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$392,050
Portfolio Turnover	80%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	8.9%

C000215729
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class C Shares
Trading Symbol	LYFCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.40%
AssetsNet	$ 82,912,827
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 392,050
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,912,827
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$392,050
Portfolio Turnover	80%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	8.9%

C000215730
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class I Shares
Trading Symbol	LYFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
AssetsNet	$ 82,912,827
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 392,050
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,912,827
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$392,050
Portfolio Turnover	80%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	8.9%

C000173003
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class A Shares
Trading Symbol	HMXAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.24%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 62,328,951
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 509,860
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,328,951
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$509,860
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	27.9%
Purchased Options	8.5%
U.S. Government & Agencies	69.8%

C000173004
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class C Shares
Trading Symbol	HMXCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	2.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	2.99%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 62,328,951
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 509,860
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,328,951
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$509,860
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	27.9%
Purchased Options	8.5%
U.S. Government & Agencies	69.8%

C000173005
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class I Shares
Trading Symbol	HMXIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 62,328,951
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 509,860
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,328,951
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$509,860
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	27.9%
Purchased Options	8.5%
U.S. Government & Agencies	69.8%

C000186116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class A Shares
Trading Symbol	GNXAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.85%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 13,646,594
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 9,661
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,646,594
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$9,661
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	19.2%
Common Stocks	76.6%
Money Market Funds	4.2%

C000186117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class C Shares
Trading Symbol	GNXCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.60%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 13,646,594
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 9,661
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,646,594
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$9,661
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	19.2%
Common Stocks	76.6%
Money Market Funds	4.2%

C000186118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class I Shares
Trading Symbol	GNXIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 13,646,594
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 9,661
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,646,594
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$9,661
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	19.2%
Common Stocks	76.6%
Money Market Funds	4.2%

C000227117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class A Shares
Trading Symbol	SIIAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.74%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%
AssetsNet	$ 59,181,192
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 251,872
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,181,192
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$251,872
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	12.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	8.5%
Convertible Bonds	3.6%
Corporate Bonds	4.2%
Money Market Funds	21.0%
Preferred Stocks	15.3%
Reit	32.9%
U.S. Government & Agencies	2.1%

C000227118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class C Shares
Trading Symbol	SIICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.49%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.49%
AssetsNet	$ 59,181,192
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 251,872
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,181,192
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$251,872
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	12.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	8.5%
Convertible Bonds	3.6%
Corporate Bonds	4.2%
Money Market Funds	21.0%
Preferred Stocks	15.3%
Reit	32.9%
U.S. Government & Agencies	2.1%

C000227116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class I Shares
Trading Symbol	SIIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.49%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
AssetsNet	$ 59,181,192
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 251,872
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,181,192
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$251,872
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	12.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	8.5%
Convertible Bonds	3.6%
Corporate Bonds	4.2%
Money Market Funds	21.0%
Preferred Stocks	15.3%
Reit	32.9%
U.S. Government & Agencies	2.1%

C000213451
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class A Shares
Trading Symbol	SYMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.85%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 40,878,273
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 196,465
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,878,273
Number of Portfolio Holdings	241
Advisory Fee (net of waivers)	$196,465
Portfolio Turnover	130%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	32.5%
Exchange-Traded Funds	38.1%
Money Market Funds	10.8%
U.S. Government & Agencies	18.6%

C000213452
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class C Shares
Trading Symbol	SYMCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.60%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 40,878,273
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 196,465
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,878,273
Number of Portfolio Holdings	241
Advisory Fee (net of waivers)	$196,465
Portfolio Turnover	130%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	32.5%
Exchange-Traded Funds	38.1%
Money Market Funds	10.8%
U.S. Government & Agencies	18.6%

C000213450
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class I Shares
Trading Symbol	SYMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 40,878,273
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 196,465
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,878,273
Number of Portfolio Holdings	241
Advisory Fee (net of waivers)	$196,465
Portfolio Turnover	130%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	32.5%
Exchange-Traded Funds	38.1%
Money Market Funds	10.8%
U.S. Government & Agencies	18.6%